                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        06-30-10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           8-13-10
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        124
                                        --------------------

Form 13F Information Table Value Total:    2,939,076,757
                                        --------------------

                                       FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06/30/10


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- --------------------- ---------- ---------- ------------------------
                                                                SHRS OR     SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP      VALUE     PRN AMT     PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ------------ --- ---- ---------- ---------- ---------- -------- ----
COMMON STOCK

Abbott Laboratories       COM            002824100     5,623,342    120,208 SHR      SOLE                     120,208
ADC Telecom               COM            000886309    11,858,794  1,600,377 SHR      SOLE                   1,600,377
American Express          COM            025816109     3,232,295     81,418 SHR      SOLE                      81,418
Amgen                     COM            031162100     1,991,331     37,858 SHR      SOLE                      37,858
Apache Corp               COM            037411105       272,944      3,242 SHR      SOLE                       3,242
Apple Computer            COM            037833100       406,472      1,616 SHR      SOLE                       1,616
Assoc Banc Corp           COM            045487105    21,919,320  1,787,873 SHR      SOLE                   1,787,873
AT&T                      COM            00206R102       977,784     40,421 SHR      SOLE                      40,421
Automatic Data Proc       COM            053015103       309,277      7,682 SHR      SOLE                       7,682
Badger Meter Inc          COM            056525108    10,842,060    280,229 SHR      SOLE                     280,229
Bank of America Corp      COM            060505104     1,413,246     98,347 SHR      SOLE                      98,347
Bank of Hawaii            COM            062540109       483,500     10,000 SHR      SOLE                      10,000
Baxter International      COM            071813109    68,177,298  1,677,591 SHR      SOLE                   1,677,591
Becton Dickinson          COM            075887109       267,775      3,960 SHR      SOLE                       3,960
Bemis                     COM            081437105    85,267,863  3,158,069 SHR      SOLE                   3,158,069
Berkshire Hathaway B      COM            084670702     1,372,044     17,217 SHR      SOLE                      17,217
Best Buy                  COM            086516101       517,686     15,289 SHR      SOLE                      15,289
Blackrock Real Asset Eq
 Tr                       COM            09254B109       122,503     10,841 SHR      SOLE                      10,841
BP PLC                    COM            055622104    12,903,378    446,793 SHR      SOLE                     446,793
Briggs & Stratton         COM            109043109       397,421     23,350 SHR      SOLE                      23,350
Bristol-Myers Squibb      COM            110122108     7,679,987    307,939 SHR      SOLE                     307,939
C H Robinson Worldwide    COM            12541W209    15,793,247    283,745 SHR      SOLE                     283,745
Caterpillar               COM            149123101       259,803      4,325 SHR      SOLE                       4,325
Chevron Corp              COM            166764100     6,824,002    100,560 SHR      SOLE                     100,560
Cisco                     COM            17275R102     1,427,791     67,001 SHR      SOLE                      67,001
Citigroup Inc             COM            172967101        77,061     20,495 SHR      SOLE                      20,495
Coca-Cola                 COM            191216100       378,907      7,560 SHR      SOLE                       7,560
ConocoPhillips            COM            20825C104    18,307,217    372,932 SHR      SOLE                     372,932
Corning                   COM            219350105    51,582,648  3,193,972 SHR      SOLE                   3,193,972
Daktronics, Inc           COM            234264109    13,227,938  1,763,725 SHR      SOLE                   1,763,725
Deluxe Corp               COM            248019101     1,678,444     89,517 SHR      SOLE                      89,517
Disney                    COM            254687106     4,601,174    146,069 SHR      SOLE                     146,069
Donaldson                 COM            257651109    90,318,747  2,117,673 SHR      SOLE                   2,117,673
Dupont de Nemours         COM            263534109     1,246,970     36,050 SHR      SOLE                      36,050
Ecolab Inc                COM            278865100   118,911,171  2,647,766 SHR      SOLE                   2,647,766
Emerson Electric          COM            291011104   116,259,662  2,661,013 SHR      SOLE                   2,661,013
Enteromedics Inc.         COM            29365M109         6,943     19,286 SHR      SOLE                      19,286
Exxon Mobil Corp          COM            30231G102    24,772,318    434,069 SHR      SOLE                     434,069
Fastenal Co.              COM            311900104    34,169,754    680,808 SHR      SOLE                     680,808
Fedex Corp.               COM            31428X106       264,735      3,776 SHR      SOLE                       3,776
Fiserv                    COM            337738108    21,878,994    479,172 SHR      SOLE                     479,172
G & K Services Cl A       COM            361268105    16,182,393    783,651 SHR      SOLE                     783,651
General Electric          COM            369604103    63,109,433  4,376,521 SHR      SOLE                   4,376,521
General Mills             COM            370334104    93,669,650  2,637,096 SHR      SOLE                   2,637,096
Genuine Parts             COM            372460105       692,348     17,550 SHR      SOLE                      17,550
Graco Inc                 COM            384109104    90,402,639  3,206,905 SHR      SOLE                   3,206,905
Hawkins Chemical          COM            420261109       361,200     15,000 SHR      SOLE                      15,000
HB Fuller                 COM            359694106    72,613,905  3,823,797 SHR      SOLE                   3,823,797
Hershey                   COM            427866108       968,378     20,204 SHR      SOLE                      20,204
Hewlett-Packard           COM            428236103       679,583     15,702 SHR      SOLE                      15,702
Home Depot                COM            437076102    11,795,573    420,220 SHR      SOLE                     420,220
Honeywell Inc             COM            438516106    96,030,604  2,460,431 SHR      SOLE                   2,460,431
Hormel                    COM            440452100    77,001,420  1,902,209 SHR      SOLE                   1,902,209
IBM                       COM            459200101    12,513,166    101,338 SHR      SOLE                     101,338
Ingersoll Rand            COM            G47791101       747,053     21,660 SHR      SOLE                      21,660
Intel                     COM            458140100    29,016,997  1,491,876 SHR      SOLE                   1,491,876
Intl Flavors/Fragr        COM            459506101       212,920      5,019 SHR      SOLE                       5,019
J.P. Morgan Chase & Co    COM            46625H100     7,668,074    209,453 SHR      SOLE                     209,453
Johnson & Johnson         COM            478160104   102,940,190  1,742,976 SHR      SOLE                   1,742,976
Kellogg                   COM            487836108       269,105      5,350 SHR      SOLE                       5,350
Kimberly-Clark            COM            494368103    10,991,795    181,293 SHR      SOLE                     181,293
Lilly (Eli)               COM            532457108    14,207,466    424,103 SHR      SOLE                     424,103
Lincoln Nat'l Corp        COM            534187109       580,191     23,886 SHR      SOLE                      23,886
Marshall & Ilsley         COM            571837103       920,174    128,158 SHR      SOLE                     128,158
McDonald's Corp           COM            580135101     1,088,765     16,529 SHR      SOLE                      16,529
Medtox Scientific Inc     COM            584977201     6,979,020    567,400 SHR      SOLE                     567,400
Medtronic Inc             COM            585055106   120,810,303  3,330,860 SHR      SOLE                   3,330,860
Merck & Co Inc            COM            58933Y105     4,675,524    133,701 SHR      SOLE                     133,701
Microsoft                 COM            594918104     5,225,479    227,096 SHR      SOLE                     227,096
MMM Co.                   COM            88579Y101   158,139,818  2,002,023 SHR      SOLE                   2,002,023
Motorola                  COM            620076109       533,557     81,834 SHR      SOLE                      81,834
MTS Systems               COM            553777103    52,277,016  1,802,656 SHR      SOLE                   1,802,656
Murphy Oil                COM            626717102     1,238,750     25,000 SHR      SOLE                      25,000
NextEra Energy, Inc.      COM            65339F101       255,210      5,234 SHR      SOLE                       5,234
Norfolk Southern Corp     COM            655844108     1,140,575     21,500 SHR      SOLE                      21,500
Occidental Pete           COM            674599105     1,002,101     12,989 SHR      SOLE                      12,989
Patterson Companies       COM            703395103    44,810,987  1,570,662 SHR      SOLE                   1,570,662
Pentair Inc               COM            709631105   105,763,655  3,284,586 SHR      SOLE                   3,284,586
PepsiCo Inc               COM            713448108       798,506     13,101 SHR      SOLE                      13,101
Pfizer Inc                COM            717081103    40,312,664  2,826,975 SHR      SOLE                   2,826,975
Philip Morris Intl Inc    COM            718172109       449,324      9,802 SHR      SOLE                       9,802
Polymet Mining Corp       COM            731916102        14,700     10,000 SHR      SOLE                      10,000
Principal Financial       COM            74251V102    41,577,849  1,773,799 SHR      SOLE                   1,773,799
Procter & Gamble          COM            742718109     2,663,248     44,402 SHR      SOLE                      44,402
Qualcomm, Inc.            COM            747525103       324,952      9,895 SHR      SOLE                       9,895
Qwest Communications      COM            749121109        52,500     10,000 SHR      SOLE                      10,000
Royal Bank of Canada      COM            780087102       860,220     18,000 SHR      SOLE                      18,000
Royal Dutch Shell Spons
 ADR A                    COM            780259206     1,508,910     30,046 SHR      SOLE                      30,046
Schlumberger Ltd          COM            806857108    25,982,241    469,502 SHR      SOLE                     469,502
Sigma Aldrich             COM            826552101       500,792     10,050 SHR      SOLE                      10,050
Sonus Networks            COM            835916107        90,926     33,552 SHR      SOLE                      33,552
St. Jude Medical          COM            790849103    59,180,346  1,639,799 SHR      SOLE                   1,639,799
Stratasys Inc.            COM            862685104    14,607,158    594,754 SHR      SOLE                     594,754
Sturm Ruger               COM            864159108       501,550     35,000 SHR      SOLE                      35,000
Super Valu                COM            868536103     6,280,951    579,424 SHR      SOLE                     579,424
SurModics Inc             COM            868873100    18,907,586  1,152,199 SHR      SOLE                   1,152,199
Sysco                     COM            871829107       234,388      8,204 SHR      SOLE                       8,204
Target Corp               COM            87612E106   121,939,773  2,479,963 SHR      SOLE                   2,479,963
TCF Financial             COM            872275102    74,432,101  4,481,162 SHR      SOLE                   4,481,162
Techne Corp               COM            878377100    20,007,422    348,258 SHR      SOLE                     348,258
Tennant Company           COM            880345103       311,144      9,200 SHR      SOLE                       9,200
Toro                      COM            891092108    97,628,456  1,987,550 SHR      SOLE                   1,987,550
Travelers Companies Inc   COM            89417E109    34,291,741    696,279 SHR      SOLE                     696,279
United Health Group       COM            91324P102       958,358     33,745 SHR      SOLE                      33,745
United Parcel Service     COM            911312106    37,130,908    652,679 SHR      SOLE                     652,679
United Technologies       COM            913017109       664,289     10,234 SHR      SOLE                      10,234
US Bancorp                COM            902973304    93,573,425  4,186,730 SHR      SOLE                   4,186,730
Valspar                   COM            920355104   116,158,394  3,856,520 SHR      SOLE                   3,856,520
Verizon Comm              COM            92343V104     7,177,946    256,172 SHR      SOLE                     256,172
Walgreen Co.              COM            931422109       305,395     11,438 SHR      SOLE                      11,438
WalMart                   COM            931142103       253,233      5,268 SHR      SOLE                       5,268
Washington Post Co        COM            939640108       615,720      1,500 SHR      SOLE                       1,500
Wells Fargo & Co          COM            949746101    88,347,136  3,451,060 SHR      SOLE                   3,451,060
Western Union             COM            959802109    12,654,192    848,705 SHR      SOLE                     848,705
Weyerhaeuser              COM            962166104       300,291      8,531 SHR      SOLE                       8,531
Woodward Governor         COM            980745103       306,360     12,000 SHR      SOLE                      12,000
Xcel Energy Inc.          COM            98389B100     9,255,869    449,096 SHR      SOLE                     449,096
Zimmer Holdings, Inc.     COM            98956P102    38,964,931    720,905 SHR      SOLE                     720,905

COMMON STOCK SUBTOTAL                              2,935,664,758 95,731,801                                95,731,801

ETF

iShares MSCI EAFE Index
 Fd                                       464287465      334,267      7,187 SHR      SOLE                       7,187
iShares S&P 500 Index                     464287200    1,700,882     16,440 SHR      SOLE                      16,440
SPDR S&P 500 ETF Trust                    78462F103      321,737      3,117 SHR      SOLE                       3,117

ETF SUBTOTAL                                           2,356,886     26,744                                    26,744

MUTUAL FUNDS

Delaware Invt MN Muni
 Income F                                 24610V103      178,053     13,672 SHR      SOLE                      13,672
Minnesota Muni Income
 Portfoli                                 604062109      469,560     31,200 SHR      SOLE                      31,200

MUTUAL FUNDS SUBTOTAL                                    647,613     44,872                                    44,872

CONVERTIBLE BOND
ADCT Conv Poison 3.5%
 Due 07/15/15                             000886AE1      407,500    500,000 PRN      SOLE                     500,000

CONVERTIBLE BOND
 SUBTOTAL                                                407,500    500,000                                   500,000

GRAND TOTALS                                       2,939,076,757 96,303,417                                96,303,417